Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Breakdown of Funds Obtained in Institutional Markets (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Market value of fund	R$ 790	R$ 1,018